Schedule of Cost Incurred In Oil and Natural Gas Producing Activities (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Exploration costs	$ 54,432	[1]	$ 57,016	[1]	$ 34,180	[1]
Enhanced Oil Recovery
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Exploration costs	$ 52,188		$ 33,030

[1]	Includes $52,188 and $33,030 of EOR costs in 2012 and 2011, respectively.